Segment information and revenue analysis (Table)	6 Months Ended
Jun. 30, 2025
Segment information and revenue analysis
Schedule of disaggregated information of revenues
	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Revenues:
Time-based subscriptions	$217,604	$300,429	$470,841	$564,332
Credit-based subscriptions	508,044	540,182	1,070,822	1,061,564
Marketing revenues (related party)	—	100,000	—	200,000
Total revenues	$725,648	$940,611	$1,541,664	$1,825,896